SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Remainder of 2023	$ 138
2023	542	$ 206
2024	502	54
2025	382	16
2027	148
Total undiscounted lease payments	1,712	276
Less: Imputed interest	(227)	(13)
Total lease liabilities	$ 1,485	$ 263	$ 459